Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	4,200,000	4,214,196
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.973%	2,500,000	2,499,958
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.625%	7,780,000	7,463,673
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	1,328,382	1,329,304
Series 2019-A Class B
12/15/2022	3.800%	3,750,000	3,767,463
Series 2019-B Class A
10/15/2026	2.720%	6,134,310	6,145,575
Series 2020-REV1 Class A
05/15/2029	2.170%	8,640,000	8,531,389
Series 2020-REV1 Class B
05/15/2029	2.680%	5,600,000	5,348,022
Subordinated Series 2018-B Class B
07/15/2022	4.110%	10,590,606	10,662,921
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.672%	3,810,000	3,588,277
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.868%	9,300,000	8,904,378
CLUB Credit Trust(a)
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	115,689	115,406
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	429,779	426,446
Series 2019-B Class A
06/17/2024	2.660%	3,176,182	3,147,879
Series 2019-B Class B
06/17/2024	3.620%	6,400,000	5,926,559
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	2,987,046	2,966,314
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	2,951,503
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	2,426,702	2,435,058
Series 2020-P1 Class A
03/15/2028	2.260%	2,516,305	2,525,581
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	894,738	897,124
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	4,482,385	4,500,848
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.742%	7,000,000	6,667,850
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	5,275,000	5,470,221
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,000,000	3,971,964
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	1,132,560	1,136,472
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,300,000	4,306,810
Series 2020-2A Class C
05/15/2025	3.280%	4,050,000	4,193,412
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	4,750,000	4,774,527
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	5,750,000	5,781,498
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,917,885
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.622%	5,000,000	4,825,455
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	4,991,267	4,960,933
Series 2019-2 Class A
08/15/2025	4.000%	5,955,350	5,919,555
Columbia Total Return Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3 Class A
10/15/2025	3.750%	6,703,174	6,663,941
Series 2019-7 Class A
01/15/2027	3.750%	6,404,403	6,392,351
Series 2020-1 Class A
01/16/2046	3.500%	8,039,781	7,996,410
Series 2020-2 Class A
02/15/2046	3.600%	4,317,536	4,306,003
Series 2020-T1 Class A
02/15/2046	3.500%	6,131,801	6,114,754
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.022%	9,875,000	9,599,379
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.622%	14,000,000	13,246,030
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.158%	6,000,000	5,892,162
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,624,032
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	729,637	725,989
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.672%	9,350,000	8,931,064
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.708%	22,000,000	21,295,032
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.508%	1,022,882	858,441
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.422%	12,900,000	12,617,180
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.722%	11,475,000	10,954,563
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	4,797,979	4,630,049
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	2,660,284	2,644,942
Series 2019-3 Class A
11/16/2026	3.821%	7,229,967	7,154,326
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	2,873,766	2,883,124
Series 2019-1A Class A
04/15/2025	3.540%	405,617	404,258
Series 2019-2A Class A
09/15/2025	3.200%	341,389	340,761
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,459,859
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	486,798	486,600
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,072,409	1,071,997
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	11,664,254
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	4,960,543	4,762,121
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.675%	14,625,000	14,143,296
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	745,595	753,484
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	2,084,167	2,100,163
Series 2019-2 Class A
04/25/2028	3.010%	1,065,711	1,078,943
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.645%	5,828,571	5,604,451
Upgrade Receivables Trust(a)
Series 2019-1A Class A
03/15/2025	3.480%	155,009	154,916

2	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	6,800,000	6,817,447
Total Asset-Backed Securities — Non-Agency (Cost $337,730,492)			331,646,778

Commercial Mortgage-Backed Securities - Agency 1.6%

Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	24,844,325
FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,165,116	6,710,405
Government National Mortgage Association(e),(f)
Series 2019-147 Class IO
06/16/2061	0.682%	91,763,446	6,446,097
Total Commercial Mortgage-Backed Securities - Agency (Cost $35,400,183)			38,000,827

Commercial Mortgage-Backed Securities - Non-Agency 7.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,436,504	1,538,462
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.125%	7,730,000	6,126,858
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.425%	4,790,000	4,073,829
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.125%	1,750,000	1,401,060
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.715%	3,050,000	2,602,635
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	2.075%	7,700,000	6,987,926
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.975%	3,100,000	2,621,337
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.575%	3,000,000	2,435,874
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.075%	900,000	684,250
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.595%	5,900,000	5,221,678
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.095%	650,000	549,277
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.761%	4,361,000	4,030,988
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.061%	3,801,000	3,444,451
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	3,300,000	2,988,298
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.675%	5,000,000	4,756,327
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.425%	2,000,000	1,895,039
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.175%	11,500,000	10,724,016
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.304%	5,000,000	4,525,044

Columbia Total Return Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.896%	6,700,000	5,427,159
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,093,326
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.916%	6,392,000	5,750,783
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,398,828
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	6,274,802
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,716,260
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	5,700,000	5,517,418
Hilton U.S.A. Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,153,612
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,424,755
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,776,996
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR1 Class E
1-month USD LIBOR + 2.000% 03/17/2037	2.175%	3,999,453	3,885,380
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.181%	10,425,000	10,102,721
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	4,473,345
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,430,163
Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,203,723
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,478,753
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,404,978
Subordinated Series 2019-SRF4 Class F
10/17/2036	3.684%	765,000	743,205
Subordinated Series 2020-SFR2 Class E
06/18/2037	5.115%	2,800,000	2,974,214
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.275%	7,200,000	6,534,600
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.425%	4,800,000	4,492,668
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.075%	7,587,000	6,751,721
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.925%	5,155,000	4,897,139
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $184,669,230)			174,513,898

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(g)	4,518	73,779
WMI Holdings Corp. Escrow(c),(d),(g)	2,725	—
Total		73,779
Total Financials		73,779
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(g)	1,493	46,850
Total Industrials		46,850
Total Common Stocks (Cost $1,511,077)		120,629

4	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
10/15/2022	6.000%	194,000	179,284
12/01/2024	7.500%	347,000	280,896
04/15/2027	7.875%	34,000	27,047
Moog, Inc.(a)
12/15/2027	4.250%	229,000	233,320
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,993,842
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	427,564
03/15/2026	6.250%	1,322,000	1,395,046
TransDigm, Inc.
06/15/2026	6.375%	535,000	524,541
03/15/2027	7.500%	73,000	74,461
Subordinated
11/15/2027	5.500%	428,000	405,905
Total			7,541,906
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	310,000	307,315
Automotive 0.2%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	144,000	147,022
Clarios Global LP(a)
05/15/2025	6.750%	35,000	37,648
Delphi Technologies PLC(a)
10/01/2025	5.000%	74,000	81,764
Ford Motor Co.
04/21/2023	8.500%	50,000	55,518
04/22/2025	9.000%	407,000	479,459
04/22/2030	9.625%	15,000	19,733
Ford Motor Credit Co. LLC
03/18/2021	3.336%	595,000	597,041
09/08/2024	3.664%	934,000	940,955
01/09/2027	4.271%	630,000	640,476
IAA Spinco, Inc.(a)
06/15/2027	5.500%	360,000	383,740
IHO Verwaltungs GmbH(a),(h)
09/15/2026	4.750%	128,000	131,000
05/15/2029	6.375%	1,000	1,032
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	528,000	533,520
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	142,000	151,986
05/15/2027	8.500%	357,000	375,781
Total			4,576,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.4%
Ally Financial, Inc.
11/01/2031	8.000%	69,000	95,402
Bank of America Corp.(i)
07/23/2031	1.898%	11,430,000	11,612,893
06/19/2041	2.676%	735,000	782,014
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	1,405,000	1,363,657
CIT Group, Inc.
08/15/2022	5.000%	352,000	364,735
Citigroup, Inc.(i)
06/03/2031	2.572%	4,815,000	5,117,723
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	3,965,000	4,264,232
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	15,440,000	16,893,269
Morgan Stanley(i)
01/22/2031	2.699%	3,225,000	3,514,931
Washington Mutual Bank(c),(d),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	4,227,047
Wells Fargo & Co.(i)
02/11/2031	2.572%	6,580,000	6,984,611
Total			55,261,582
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	46,261
AG Issuer LLC(a)
03/01/2028	6.250%	45,000	45,555
NFP Corp.(a)
05/15/2025	7.000%	173,000	187,213
07/15/2025	6.875%	322,000	332,925
NFP Corp.(a),(k)
08/15/2028	6.875%	579,000	579,847
Total			1,191,801
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	720,000	762,203
01/15/2028	4.000%	445,000	462,564
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	546,000	535,554
11/15/2026	4.500%	301,000	308,299

Columbia Total Return Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	8,418,598
Core & Main LP(a)
08/15/2025	6.125%	592,000	609,695
James Hardie International Finance DAC(a)
01/15/2025	4.750%	333,000	343,360
Summit Materials LLC/Finance Corp.(a),(k)
01/15/2029	5.250%	48,000	49,788
Total			11,490,061
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	834,000	881,872
06/01/2029	5.375%	233,000	255,408
03/01/2030	4.750%	862,000	921,104
08/15/2030	4.500%	1,208,000	1,281,454
02/01/2031	4.250%	288,000	300,707
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	3,855,000	4,657,296
04/01/2051	3.700%	3,060,000	3,223,198
Comcast Corp.
01/15/2051	2.800%	1,920,000	2,092,450
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	308,475
05/15/2026	5.500%	480,000	503,422
02/01/2028	5.375%	329,000	356,830
02/01/2029	6.500%	359,000	410,970
01/15/2030	5.750%	598,000	663,501
12/01/2030	4.125%	1,399,000	1,476,364
12/01/2030	4.625%	106,000	111,246
DISH DBS Corp.
11/15/2024	5.875%	192,000	200,871
07/01/2026	7.750%	827,000	928,182
DISH DBS Corp.(a)
07/01/2028	7.375%	250,000	265,122
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	155,000	156,857
02/15/2025	6.625%	421,000	431,552
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	69,000	72,638
07/01/2030	4.125%	519,000	547,753
Virgin Media Finance PLC(a)
07/15/2030	5.000%	598,000	622,575
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	17,000	18,034
05/15/2029	5.500%	469,000	511,199
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	154,000	163,584
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	355,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	222,000	233,884
01/15/2030	4.875%	414,000	436,548
Total			22,388,873
Chemicals 0.3%
Alpha 2 BV(a),(h)
06/01/2023	8.750%	186,000	187,860
Angus Chemical Co.(a)
02/15/2023	8.750%	296,000	304,158
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	190,312
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	187,985
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	290,000	303,391
CF Industries, Inc.
03/15/2034	5.150%	43,000	50,138
03/15/2044	5.375%	20,000	24,402
Chemours Co. (The)
05/15/2023	6.625%	78,000	78,808
05/15/2025	7.000%	150,000	153,810
05/15/2027	5.375%	30,000	29,393
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	30,000	32,159
INEOS Group Holdings SA(a)
08/01/2024	5.625%	440,000	442,226
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	192,000	197,718
LYB International Finance III LLC
05/01/2050	4.200%	1,445,000	1,662,504
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	144,895
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	312,248
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	865,000	902,561
PQ Corp.(a)
12/15/2025	5.750%	236,000	243,176
SPCM SA(a)
09/15/2025	4.875%	82,000	84,550
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	708,000	755,758
WR Grace & Co-Conn(a)
06/15/2027	4.875%	360,000	383,347
Total			6,671,399

6	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	293,000	304,717
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	136,726
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	189,639
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	379,774
12/15/2026	6.500%	223,000	246,495
05/15/2027	5.500%	70,000	75,363
07/15/2030	4.000%	56,000	57,858
United Rentals North America, Inc.(k)
02/15/2031	3.875%	194,000	194,000
Total			1,584,572
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	188,000	190,226
09/01/2023	7.625%	155,000	148,099
11/01/2024	8.500%	227,000	233,974
ASGN, Inc.(a)
05/15/2028	4.625%	299,000	305,599
Expedia Group, Inc.(a)
05/01/2025	6.250%	27,000	29,496
05/01/2025	7.000%	14,000	15,094
frontdoor, Inc.(a)
08/15/2026	6.750%	477,000	513,956
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	8,475
06/01/2028	4.625%	97,000	102,445
02/15/2029	5.625%	79,000	84,899
Staples, Inc.(a)
04/15/2026	7.500%	259,000	227,272
04/15/2027	10.750%	28,000	18,124
Uber Technologies, Inc.(a)
11/01/2023	7.500%	287,000	298,544
05/15/2025	7.500%	288,000	306,235
Total			2,482,438
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	213,000	228,494
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	213,000	227,192
01/15/2027	7.750%	111,000	123,389
06/15/2028	4.750%	400,000	428,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/31/2025	6.750%	399,000	425,876
12/15/2027	5.875%	285,000	308,158
Mattel, Inc.
11/01/2041	5.450%	28,000	25,234
Newell Brands, Inc.
06/01/2025	4.875%	182,000	197,862
Prestige Brands, Inc.(a)
03/01/2024	6.375%	218,000	226,174
01/15/2028	5.125%	214,000	224,414
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	45,000	48,220
10/15/2029	4.500%	30,000	31,769
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	208,987
Valvoline, Inc.(a)
08/15/2025	4.375%	186,000	192,095
02/15/2030	4.250%	94,000	98,711
Total			2,995,421
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	181,000	189,292
06/30/2028	4.125%	172,000	179,741
Carrier Global Corp.(a)
04/05/2040	3.377%	4,965,000	5,356,850
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	39,995
02/15/2026	6.375%	46,000	49,825
Gates Global LLC/Co.(a)
01/15/2026	6.250%	664,000	695,854
MTS Systems Corp.(a)
08/15/2027	5.750%	239,000	232,482
Resideo Funding, Inc.(a)
11/01/2026	6.125%	153,000	155,268
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	119,344
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	63,000	67,334
Vertical Holdco GmbH(a)
07/15/2028	7.625%	145,000	154,063
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	164,228
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	346,000	379,951
06/15/2028	7.250%	346,000	378,077
Total			8,162,304

Columbia Total Return Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.0%
AEP Texas, Inc.
01/15/2050	3.450%	2,995,000	3,591,210
AES Corp. (The)
09/01/2027	5.125%	35,000	37,896
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	5,859,325
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	745,000	1,016,871
Calpine Corp.(a)
06/01/2026	5.250%	195,000	202,840
02/15/2028	4.500%	818,000	851,174
03/15/2028	5.125%	293,000	304,662
Calpine Corp.(a),(k)
02/01/2029	4.625%	74,000	74,835
02/01/2031	5.000%	92,000	94,416
Clearway Energy Operating LLC
10/15/2025	5.750%	151,000	161,408
09/15/2026	5.000%	311,000	326,079
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	798,468
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,196,507
11/15/2025	3.600%	260,000	291,679
02/15/2027	2.950%	285,000	307,178
03/31/2043	4.700%	230,000	296,832
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	5,685,543
DTE Energy Co.
10/01/2026	2.850%	8,462,000	9,199,816
Duke Energy Corp.
06/01/2030	2.450%	2,120,000	2,295,720
09/01/2046	3.750%	8,380,000	10,309,803
Duke Energy Indiana LLC
04/01/2050	2.750%	1,540,000	1,702,670
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	8,176,024
Eversource Energy
01/15/2028	3.300%	1,825,000	2,048,872
Georgia Power Co.
01/30/2050	3.700%	815,000	984,999
Indiana Michigan Power Co.
07/01/2047	3.750%	573,000	701,672
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	81,000	86,291
09/15/2027	4.500%	240,000	262,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	238,000	255,080
01/15/2028	5.750%	15,000	16,511
NRG Energy, Inc.(a)
06/15/2029	5.250%	846,000	933,592
PacifiCorp.
02/15/2050	4.150%	1,540,000	2,102,665
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	180,000	185,474
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	139,811
PG&E Corp.
07/01/2028	5.000%	80,000	82,386
07/01/2030	5.250%	147,000	153,014
San Diego Gas & Electric Co.
04/15/2050	3.320%	1,765,000	2,117,375
Southern Co. (The)
07/01/2036	4.250%	1,275,000	1,534,295
07/01/2046	4.400%	6,708,000	8,473,347
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	86,567
01/15/2030	4.750%	264,000	287,143
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	71,891
02/15/2027	5.625%	209,000	224,148
07/31/2027	5.000%	560,000	595,702
Xcel Energy, Inc.
12/01/2026	3.350%	2,410,000	2,754,583
06/15/2028	4.000%	4,510,000	5,436,520
06/01/2030	3.400%	8,130,000	9,560,083
Total			92,875,623
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	45,000	47,675
07/15/2029	5.125%	32,000	34,391
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	272,509
12/15/2026	5.125%	171,000	181,724
05/01/2027	8.500%	564,000	632,593
Hulk Finance Corp.(a)
06/01/2026	7.000%	192,000	204,639
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	15,000	15,288
Total			1,388,819
Finance Companies 1.2%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	27,000	25,099

8	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	10,048,439
11/15/2035	4.418%	13,750,000	14,156,223
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	202,000	125,726
Navient Corp.
06/15/2022	6.500%	602,000	626,158
01/25/2023	5.500%	225,000	230,698
06/15/2026	6.750%	235,000	243,368
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	472,000	450,784
Quicken Loans, Inc.(a)
05/01/2025	5.750%	465,000	479,983
Springleaf Finance Corp.
03/15/2024	6.125%	107,000	116,625
03/15/2025	6.875%	384,000	429,534
06/01/2025	8.875%	57,000	64,457
Total			26,997,094
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,893,000	17,800,233
Bacardi Ltd.(a)
05/15/2048	5.300%	5,595,000	7,537,116
Conagra Brands, Inc.
11/01/2048	5.400%	3,655,000	5,315,704
Cott Holdings, Inc.(a)
04/01/2025	5.500%	327,000	339,362
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	529,000	518,627
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,054,434
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	246,456
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	11,253,000	11,713,581
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	57,000	63,784
MHP SE(a)
05/10/2024	7.750%	581,000	608,633
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	5,233,400
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	466,886
10/15/2027	5.500%	53,000	54,663
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	434,000	446,179
09/30/2027	5.875%	144,000	152,392
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	642,000	672,578
03/01/2027	5.750%	540,000	575,039
01/15/2028	5.625%	92,000	100,620
04/15/2030	4.625%	752,000	791,049
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	0.824%	2,200,000	2,200,064
Total			55,890,800
Gaming 0.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	47,000	51,849
12/01/2027	4.750%	332,000	318,652
Boyd Gaming Corp.
04/01/2026	6.375%	11,000	11,225
08/15/2026	6.000%	175,000	176,868
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	108,000	97,281
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	294,000	306,939
07/01/2025	6.250%	448,000	467,136
07/01/2027	8.125%	232,000	236,918
International Game Technology PLC(a)
02/15/2022	6.250%	292,000	305,090
02/15/2025	6.500%	355,000	381,580
01/15/2029	5.250%	144,000	146,960
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	434,792
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	248,521
02/01/2027	5.750%	223,000	243,200
Scientific Games International, Inc.(a)
07/01/2025	8.625%	90,000	90,450
10/15/2025	5.000%	703,000	697,625
03/15/2026	8.250%	283,000	282,615
05/15/2028	7.000%	53,000	49,025
11/15/2029	7.250%	53,000	48,978
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	80,000	86,455
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	91,000	93,690
02/15/2027	3.750%	106,000	106,587
12/01/2029	4.625%	179,000	188,282
08/15/2030	4.125%	85,000	85,961
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	128,793

Columbia Total Return Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	165,000	173,447
Total			5,458,919
Health Care 1.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	278,000	287,005
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	307,736
Avantor Funding, Inc.(a)
07/15/2028	4.625%	366,000	387,513
Avantor, Inc.(a)
10/01/2024	6.000%	464,000	488,340
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.348%	4,916,000	4,934,018
Becton Dickinson and Co.
06/06/2024	3.363%	2,000,000	2,175,293
05/20/2030	2.823%	4,735,000	5,193,808
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	731,000	747,138
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	104,640
05/01/2028	4.250%	42,000	44,443
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	458,000	462,445
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	146,000	147,608
Cigna Corp.
12/15/2048	4.900%	2,575,000	3,628,135
CVS Health Corp.
03/25/2048	5.050%	6,640,000	9,150,800
DaVita, Inc.
05/01/2025	5.000%	18,000	18,526
Encompass Health Corp.
02/01/2028	4.500%	422,000	443,261
02/01/2030	4.750%	54,000	57,052
HCA, Inc.
02/01/2025	5.375%	102,000	115,493
09/01/2028	5.625%	223,000	266,066
02/01/2029	5.875%	94,000	114,564
09/01/2030	3.500%	225,000	237,037
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	318,000	329,398
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	9,583,979
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	107,000	109,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	174,000	186,228
02/01/2028	7.250%	39,000	40,879
Select Medical Corp.(a)
08/15/2026	6.250%	644,000	693,770
Teleflex, Inc.(a)
06/01/2028	4.250%	45,000	48,201
Tenet Healthcare Corp.
04/01/2022	8.125%	62,000	66,962
06/15/2023	6.750%	161,000	169,883
07/15/2024	4.625%	235,000	240,019
05/01/2025	5.125%	122,000	125,620
08/01/2025	7.000%	225,000	232,822
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	405,050
01/01/2026	4.875%	220,000	230,023
02/01/2027	6.250%	315,000	334,405
11/01/2027	5.125%	327,000	346,886
06/15/2028	4.625%	69,000	72,530
Total			42,527,345
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	93,000	96,505
01/15/2025	4.750%	59,000	61,083
12/15/2027	4.250%	215,000	228,989
12/15/2029	4.625%	916,000	1,022,984
02/15/2030	3.375%	191,000	202,171
Centene Corp.(a)
04/01/2025	5.250%	219,000	228,373
06/01/2026	5.375%	332,000	354,838
08/15/2026	5.375%	158,000	168,995
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,905,197
Total			4,269,135
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	283,000	320,742
06/01/2026	5.250%	50,000	56,000
Meritage Homes Corp.
04/01/2022	7.000%	213,000	230,288
06/01/2025	6.000%	277,000	311,981
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	71,817
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	94,295
08/01/2030	5.125%	514,000	561,142
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	299,172

10	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	158,623
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	154,703
Total			2,258,763
Independent Energy 0.6%
Apache Corp.
02/01/2042	5.250%	112,000	107,944
04/15/2043	4.750%	53,000	50,454
01/15/2044	4.250%	193,000	172,734
Callon Petroleum Co.
10/01/2024	6.125%	71,000	21,609
07/01/2026	6.375%	480,000	143,731
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,975,530
06/30/2033	6.450%	855,000	1,071,715
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	14,000	4,629
Centennial Resource Production LLC(a)
01/15/2026	5.375%	101,000	45,158
04/01/2027	6.875%	125,000	56,155
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	636,273
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	363,000	381,474
01/30/2026	5.500%	37,000	37,618
01/30/2028	5.750%	491,000	507,477
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,825,118
EQT Corp.
10/01/2027	3.900%	518,000	488,493
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	325,000	308,539
11/01/2028	6.250%	110,000	102,037
Jagged Peak Energy LLC
05/01/2026	5.875%	387,000	396,682
Matador Resources Co.
09/15/2026	5.875%	811,000	616,431
Occidental Petroleum Corp.
02/15/2022	3.125%	152,000	149,663
08/15/2022	2.700%	504,000	487,508
08/15/2024	2.900%	462,000	434,771
07/15/2025	8.000%	213,000	233,114
08/15/2029	3.500%	645,000	572,878
09/15/2036	6.450%	246,000	244,384
03/15/2046	6.600%	742,000	723,568
08/15/2049	4.400%	311,000	253,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	994,000	1,040,674
02/15/2028	4.125%	117,000	116,421
PDC Energy, Inc.
09/15/2024	6.125%	66,000	66,647
QEP Resources, Inc.
03/01/2026	5.625%	124,000	72,256
SM Energy Co.
09/15/2026	6.750%	242,000	120,946
01/15/2027	6.625%	433,000	216,232
WPX Energy, Inc.
09/15/2024	5.250%	157,000	161,753
06/15/2028	5.875%	103,000	104,969
01/15/2030	4.500%	413,000	384,852
Total			14,333,727
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	154,000	154,253
11/15/2039	6.750%	364,000	379,004
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,031,743
Total			1,565,000
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	185,000	188,550
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	143,334
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	44,443
03/15/2026	5.625%	92,000	87,596
05/15/2027	6.500%	280,000	301,082
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	65,468
Vail Resorts, Inc.(a)
05/15/2025	6.250%	277,000	298,232
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	145,134
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	27,704
Total			1,301,543
Life Insurance 0.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	3,380,000	3,335,194

Columbia Total Return Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,306,000	1,510,609
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,315,342
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	277,766
05/15/2047	4.270%	3,385,000	4,302,579
05/15/2050	3.300%	1,845,000	2,045,623
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,804,482
06/15/2046	4.800%	2,558,000	3,268,528
Total			18,860,123
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	63,748
05/01/2028	5.750%	67,000	71,522
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	307,000	316,449
Total			451,719
Media and Entertainment 0.4%
Clear Channel International BV(a),(k)
08/01/2025	6.625%	289,000	295,503
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	388,000	352,275
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	458,000	450,741
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	232,000	177,838
08/15/2027	6.625%	85,000	46,532
Discovery Communications LLC
05/15/2049	5.300%	3,920,000	5,036,662
iHeartCommunications, Inc.
05/01/2026	6.375%	62,634	66,280
05/01/2027	8.375%	711,507	709,859
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	123,000	124,500
01/15/2028	4.750%	275,000	273,387
Lamar Media Corp.(a)
02/15/2028	3.750%	61,000	61,516
01/15/2029	4.875%	64,000	67,355
02/15/2030	4.000%	24,000	24,240
Netflix, Inc.
04/15/2028	4.875%	546,000	634,749
11/15/2028	5.875%	142,000	175,854
05/15/2029	6.375%	525,000	666,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	202,061
06/15/2030	4.875%	126,000	148,188
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	42,000	41,115
03/15/2030	4.625%	144,000	134,900
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	46,163
TEGNA, Inc.(a)
09/15/2029	5.000%	123,000	123,899
Twitter, Inc.(a)
12/15/2027	3.875%	219,000	234,607
Total			10,094,852
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	147,000	153,020
09/30/2026	7.000%	142,000	153,826
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	526,000	530,341
Constellium NV(a)
05/15/2024	5.750%	61,000	62,262
03/01/2025	6.625%	72,000	74,867
02/15/2026	5.875%	863,000	901,564
Constellium SE(a)
06/15/2028	5.625%	378,000	395,069
Freeport-McMoRan, Inc.
11/14/2024	4.550%	231,000	253,417
09/01/2029	5.250%	140,000	154,883
08/01/2030	4.625%	512,000	548,365
03/15/2043	5.450%	578,000	642,498
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	160,000	162,196
01/15/2025	7.625%	447,000	452,535
Novelis Corp.(a)
09/30/2026	5.875%	366,000	390,268
01/30/2030	4.750%	824,000	860,456
Total			5,735,567
Midstream 2.0%
Cheniere Energy Partners LP
10/01/2026	5.625%	181,000	191,291
10/01/2029	4.500%	175,000	185,364
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	48,149
05/15/2029	5.125%	484,000	486,188
04/01/2044	5.600%	174,000	152,779
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	127,141

12	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
01/31/2060	3.950%	1,055,000	1,153,623
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	165,959
07/01/2027	6.500%	151,000	166,368
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	18,000	16,672
02/01/2028	7.750%	179,000	172,539
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	306,000	300,350
Kinder Morgan, Inc.
02/15/2046	5.050%	10,365,000	12,779,109
MPLX LP
04/15/2048	4.700%	2,850,000	3,082,608
NuStar Logistics LP
06/01/2026	6.000%	284,000	291,025
04/28/2027	5.625%	165,000	161,179
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	12,515,000	11,638,429
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	170,809
Sunoco LP/Finance Corp.
01/15/2023	4.875%	288,000	292,564
02/15/2026	5.500%	157,000	161,601
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	101,000	91,493
01/15/2028	5.500%	107,000	95,223
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	376,000	388,231
01/15/2028	5.000%	375,000	382,629
01/15/2029	6.875%	43,000	48,542
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	680,000	719,121
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	275,980
Western Gas Partners LP
08/15/2048	5.500%	3,530,000	3,152,632
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,180,000	8,496,089
Total			45,393,687
Natural Gas 0.9%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,541,520
05/01/2030	3.600%	3,435,000	4,045,223
02/15/2043	5.250%	535,000	734,070
05/15/2047	4.375%	6,014,000	7,947,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
11/15/2020	2.850%	5,135,000	5,155,793
06/15/2027	3.250%	302,000	340,329
Total			21,763,936
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	237,000	222,204
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	101,776
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	105,521
01/15/2028	7.500%	67,000	42,573
SESI LLC
09/15/2024	7.750%	55,000	18,656
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	64,741	57,334
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	39,245	36,758
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	48,700
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	73,000	64,058
Transocean, Inc.(a)
01/15/2026	7.500%	45,000	21,970
02/01/2027	8.000%	65,000	31,723
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	105,717
Total			856,990
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	210,000	226,348
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	420,000	382,081
02/01/2027	4.250%	30,000	25,334
Total			407,415
Packaging 0.1%
ARD Finance SA(a),(h)
06/30/2027	6.500%	37,000	37,802
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	523,466
08/15/2026	4.125%	515,000	534,778
08/15/2027	5.250%	225,000	235,168
08/15/2027	5.250%	216,000	224,530

Columbia Total Return Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	66,531
Berry Global, Inc.(a)
02/15/2026	4.500%	291,000	299,179
BWAY Holding Co.(a)
04/15/2024	5.500%	193,000	196,807
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	368,000	382,232
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	163,000	165,656
07/15/2024	7.000%	159,000	163,170
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	215,000	229,313
08/15/2027	8.500%	333,000	365,092
Total			3,423,724
Pharmaceuticals 1.0%
AbbVie, Inc.(a)
06/15/2044	4.850%	2,170,000	2,879,484
11/21/2049	4.250%	6,445,000	8,247,546
Amgen, Inc.
02/21/2050	3.375%	5,970,000	7,024,155
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	37,000	38,712
04/15/2025	6.125%	391,000	403,982
11/01/2025	5.500%	248,000	257,260
04/01/2026	9.250%	246,000	276,940
01/31/2027	8.500%	397,000	443,906
08/15/2027	5.750%	218,000	237,036
01/30/2028	5.000%	69,000	69,305
02/15/2029	6.250%	738,000	784,576
01/30/2030	5.250%	70,000	71,474
Bristol-Myers Squibb Co.
02/20/2048	4.550%	820,000	1,194,009
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	292,000	299,545
07/15/2027	5.000%	23,000	24,465
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	417,000	450,230
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	188,000	197,972
06/15/2028	5.000%	166,000	176,826
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	493,000	524,631
Total			23,602,054
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	509,000	540,192
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	504,000	535,687
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,843
Total			1,142,722
Railroads 0.4%
CSX Corp.
11/01/2066	4.250%	3,001,000	4,012,353
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,253,118
03/20/2060	3.839%	800,000	1,021,125
02/05/2070	3.750%	2,375,000	2,896,740
Total			9,183,336
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	217,285
04/15/2025	5.750%	44,000	47,343
10/15/2025	5.000%	381,000	391,046
01/15/2028	3.875%	61,000	63,379
IRB Holding Corp.(a)
06/15/2025	7.000%	498,000	543,345
02/15/2026	6.750%	685,000	688,450
Yum! Brands, Inc.(a)
04/01/2025	7.750%	254,000	284,737
Total			2,235,585
Retailers 0.3%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	12,000	12,302
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	23,000	24,603
L Brands, Inc.(a)
07/01/2025	6.875%	183,000	196,997
07/01/2025	9.375%	47,000	52,407
L Brands, Inc.
06/15/2029	7.500%	63,000	64,733
11/01/2035	6.875%	129,000	123,533
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,340,000	4,179,858
Penske Automotive Group, Inc.
12/01/2024	5.375%	221,000	226,346
PetSmart, Inc.(a)
03/15/2023	7.125%	655,000	661,348
06/01/2025	5.875%	274,000	281,630
Total			5,823,757

14	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	93,000	96,077
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	76,000	85,598
02/15/2028	5.875%	296,000	326,429
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	382,000	406,117
02/15/2030	4.875%	432,000	465,875
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	2,012,193
02/01/2047	4.450%	5,000	6,552
01/15/2048	4.650%	2,708,000	3,626,921
Total			7,025,762
Technology 1.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	612,000	631,181
08/01/2025	6.875%	107,000	109,659
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	112,000	118,371
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	46,000	50,742
03/01/2026	9.125%	28,000	29,767
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	9,230,000	10,249,431
Broadcom, Inc.(a)
11/15/2030	4.150%	2,325,000	2,617,566
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	91,000	94,354
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	196,723
CDK Global, Inc.
06/01/2027	4.875%	91,000	97,323
CommScope Technologies LLC(a)
06/15/2025	6.000%	236,000	241,227
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	45,000	45,704
Gartner, Inc.(a)
04/01/2025	5.125%	461,000	478,964
07/01/2028	4.500%	204,000	214,922
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	213,000	227,280
Intel Corp.
02/15/2060	3.100%	3,610,000	4,194,178
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	146,070
09/15/2029	4.875%	62,000	64,416
07/15/2030	5.250%	550,000	575,634
Microchip Technology, Inc.(a)
09/01/2025	4.250%	284,000	297,413
NCR Corp.
07/15/2022	5.000%	102,000	102,353
12/15/2023	6.375%	215,000	221,409
NCR Corp.(a)
04/15/2025	8.125%	178,000	197,552
09/01/2027	5.750%	91,000	94,353
09/01/2029	6.125%	274,000	300,308
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,204,845
Oracle Corp.
04/01/2060	3.850%	4,905,000	6,154,856
Plantronics, Inc.(a)
05/31/2023	5.500%	513,000	484,883
PTC, Inc.(a)
02/15/2025	3.625%	221,000	228,963
02/15/2028	4.000%	47,000	49,367
QUALCOMM, Inc.
05/20/2050	3.250%	1,680,000	1,988,620
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	684,000	714,659
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	17,000	18,360
11/15/2026	8.250%	599,000	661,092
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	88,000	96,858
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	77,000	81,472
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	299,295
Tempo Acquisition LLC/Finance Corp.(a),(l)
06/01/2025	6.750%	217,000	224,892
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	2,285,607
Verscend Escrow Corp.(a)
08/15/2026	9.750%	535,000	593,040
Total			36,683,709
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	8,000	7,737

Columbia Total Return Bond Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	102,000	97,358
07/15/2027	5.750%	100,000	93,554
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,881,881
11/01/2046	4.200%	1,720,000	1,800,926
FedEx Corp.
04/01/2046	4.550%	8,230,000	9,869,687
Hertz Corp. (The)(a),(j)
06/01/2022	0.000%	118,000	104,132
10/15/2024	0.000%	3,615,000	1,427,824
08/01/2026	0.000%	718,000	281,474
01/15/2028	0.000%	2,802,000	1,105,454
Hertz Corp. (The)(j)
10/15/2022	0.000%	312,000	123,104
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	94,256
Total			17,887,387
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	754,000	752,006
Altice France SA(a)
05/01/2026	7.375%	391,000	416,699
02/01/2027	8.125%	127,000	141,860
01/15/2028	5.500%	889,000	934,149
American Tower Corp.
08/15/2029	3.800%	5,040,000	5,901,681
SBA Communications Corp.
09/01/2024	4.875%	431,000	443,509
SBA Communications Corp.(a)
02/15/2027	3.875%	156,000	161,478
Sprint Capital Corp.
03/15/2032	8.750%	310,000	478,387
Sprint Corp.
02/15/2025	7.625%	741,000	900,514
03/01/2026	7.625%	485,000	606,745
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	615,318
02/01/2026	4.500%	172,000	177,752
02/01/2028	4.750%	286,000	310,081
T-Mobile U.S.A., Inc.(a)
04/15/2040	4.375%	2,240,000	2,735,271
Total			14,575,450
Wirelines 1.7%
AT&T, Inc.
03/01/2029	4.350%	12,444,000	14,870,957
06/15/2045	4.350%	9,290,000	11,041,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
03/15/2022	5.800%	459,000	483,671
12/01/2023	6.750%	242,000	268,581
04/01/2025	5.625%	527,000	563,357
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	344,128
02/15/2027	4.000%	69,000	72,123
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	191,000	191,308
03/01/2028	6.125%	516,000	532,816
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	63,048
Verizon Communications, Inc.
09/21/2028	4.329%	1,095,000	1,348,929
08/10/2033	4.500%	5,615,000	7,315,509
03/22/2050	4.000%	1,640,000	2,188,235
Total			39,283,911
Total Corporate Bonds & Notes (Cost $593,784,535)			638,179,149

Foreign Government Obligations(m),(n) 4.6%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	668,104
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	74,415
06/01/2027	5.250%	316,000	298,945
Total			373,360
Colombia 0.5%
Colombia Government International Bond
05/15/2049	5.200%	4,442,000	5,687,613
Ecopetrol SA
04/29/2030	6.875%	4,400,000	5,298,987
Total			10,986,600
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	832,099
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,002,693

16	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,710,000	1,867,364
03/15/2024	7.500%		971,000	1,060,357
Total				2,927,721
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,282,363
Indonesia 0.4%
Pertamina Persero PT(a)
01/21/2050	4.175%		5,280,000	5,658,224
PT Pertamina Persero(a)
05/30/2044	6.450%		1,650,000	2,288,830
Total				7,947,054
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		2,510,000	2,562,309
10/17/2031	5.875%	EUR	4,455,000	4,884,291
Total				7,446,600
Mexico 1.3%
Petroleos Mexicanos
09/21/2047	6.750%		17,771,000	14,448,089
02/12/2048	6.350%		7,955,000	6,275,343
Petroleos Mexicanos(a)
01/28/2060	6.950%		12,185,000	9,933,065
Total				30,656,497
Netherlands 0.0%
Equate Petrochemical BV(a)
03/03/2022	3.000%		971,000	987,886
Oman 0.1%
Oman Government International Bond(a)
06/15/2021	3.625%		971,000	964,216
06/15/2026	4.750%		1,500,000	1,399,763
Total				2,363,979
Panama 0.1%
Panama Government International Bond
04/01/2056	4.500%		1,700,000	2,286,280
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	3,432,449
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,181,215
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,486,253
Saudi Arabia 0.4%
Saudi Government International Bond(a)
04/17/2049	5.000%		2,550,000	3,501,183
01/21/2055	3.750%		4,000,000	4,617,832
Total				8,119,015
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	847,500
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		2,300,000	2,210,713
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		2,000,000	1,770,351
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		800,000	785,201
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		4,550,000	5,097,071
04/16/2050	3.875%		1,800,000	2,281,492
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		971,000	1,029,906
DP World PLC(a)
07/02/2037	6.850%		1,280,000	1,714,449
09/25/2048	5.625%		1,100,000	1,356,944
Total				11,479,862
Total Foreign Government Obligations (Cost $104,700,942)				106,073,795

Columbia Total Return Bond Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,227,450
Total Municipal Bonds (Cost $840,000)			1,227,450

Residential Mortgage-Backed Securities - Agency 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(o)
12/01/2046	3.500%	12,176,881	13,200,718
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.725%	595,913	93,506
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.875%	1,532,073	281,402
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.878%	21,829,012	4,525,737
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.878%	11,035,867	2,145,120
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.875%	2,360,707	399,388
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.795%	877,577	163,172
Federal Home Loan Mortgage Corp.(f)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,930,193	279,466
CMO Series 4182 Class DI
05/15/2039	3.500%	3,317,004	91,597
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 4620 Class AS
11/15/2042	3.305%	1,415,746	82,697
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	2.290%	3,013	3,033
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.680%	54,483	54,188
Federal National Mortgage Association
08/01/2034	5.500%	67,283	78,870
10/01/2040- 07/01/2041	4.500%	4,053,940	4,498,741
08/01/2043- 02/01/2048	4.000%	24,446,030	26,717,193
06/01/2045	3.500%	2,959,418	3,152,506
CMO Series 2017-72 Class B
09/25/2047	3.000%	11,489,279	12,310,481
Federal National Mortgage Association(f)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	2,145,287	78,918
Federal National Mortgage Association(b),(f)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.728%	4,129,809	859,600
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.978%	2,323,072	414,909
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.828%	1,949,200	399,748
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.828%	7,013,666	1,559,647
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.828%	16,890,697	3,830,278

18	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	5.978%	7,733,735	1,827,361
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.928%	7,792,444	1,637,452
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.978%	5,890,574	1,277,028
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.978%	13,601,222	2,671,028
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.028%	8,802,488	1,688,234
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.028%	8,005,585	1,300,426
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.978%	12,805,553	2,759,745
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.878%	34,437,206	6,956,329
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.878%	18,888,248	4,426,952
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.878%	16,978,348	3,556,142
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.250%	7,857	8,101
Government National Mortgage Association(o)
04/20/2048	4.500%	14,689,239	15,850,703
Government National Mortgage Association(f)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,753,757	543,423
Government National Mortgage Association(b),(f)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.013%	13,128,374	4,156,014
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.013%	8,336,665	2,136,653
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.013%	12,139,517	2,983,399
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.013%	6,401,928	1,176,697
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.963%	7,908,275	1,701,841
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.013%	8,849,351	1,414,925
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.013%	9,138,383	1,974,931
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.063%	10,211,302	2,005,342

Columbia Total Return Bond Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.013%	8,595,055	1,709,759
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.963%	7,448,382	1,445,349
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.013%	20,144,653	4,390,922
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.963%	16,908,117	3,178,048
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.013%	9,083,893	1,845,033
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.013%	14,732,195	2,686,310
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.013%	9,620,789	1,734,677
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.813%	14,256,129	3,080,070
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.963%	10,798,607	2,206,515
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.963%	12,260,720	2,433,132
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.863%	12,164,968	2,195,557
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.963%	11,093,045	1,970,830
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.963%	17,529,258	3,143,937
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.863%	10,917,533	1,255,693
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.963%	14,735,649	2,615,984
Government National Mortgage Association TBA(k)
08/20/2050	3.500%	64,500,000	67,843,418
Uniform Mortgage-Backed Security TBA(k)
08/17/2035- 08/13/2050	2.500%	235,000,000	246,870,342
08/17/2035- 08/13/2050	3.000%	164,500,000	173,749,082
08/13/2050	3.500%	42,000,000	44,290,313
08/13/2050	4.000%	26,000,000	27,620,938
08/13/2050	4.500%	35,500,000	38,166,660
Total Residential Mortgage-Backed Securities - Agency (Cost $749,198,804)			771,706,210

Residential Mortgage-Backed Securities - Non-Agency 28.7%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	7,889,637	7,481,949
American Mortgage Trust(c),(d),(e)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	693	420
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,876,305
CMO Series 2019-1 Class A1
11/25/2048	3.920%	7,228,479	7,378,328

20	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(e)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	945,313	945,454
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	1,952,262	1,986,969
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	3,523,547	3,591,446
ASG Resecuritization Trust(a),(e)
CMO Series 2009-2 Class G75
05/24/2036	3.268%	1,855,225	1,856,604
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,076,016	1,073,041
Bayview Opportunity Master Fund IVa Trust(a),(d),(e)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	6,443,053	6,506,060
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	2,412,149	2,398,652
BCAP LLC Trust(a),(e)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.960%	154	154
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.522%	2,878,794	2,794,419
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.522%	2,515,148	2,491,982
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.772%	5,000,000	4,814,398
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.472%	493,473	493,169
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.922%	6,630,401	6,124,153
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.172%	5,250,000	5,166,046
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.272%	1,500,000	1,409,452
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.272%	785,003	779,355
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.772%	12,700,000	12,018,053
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.672%	3,727,000	3,329,654
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.572%	1,115,877	1,106,993
BRAVO Residential Funding Trust(a),(e)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	2,832,137	2,831,873
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,301,252	1,284,637
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,588,650
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	4,415,941	4,465,304
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.922%	6,600,000	6,295,745
CIM Trust(a),(e)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	8,160,777	8,397,554
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.232%	8,988,028	8,788,796
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2013-11 Class 3A3
09/25/2034	3.792%	7,002	6,986
CMO Series 2014-12 Class 3A1
10/25/2035	3.685%	1,164,320	1,169,792
CMO Series 2014-C Class A
02/25/2054	3.250%	246,879	247,295
CMO Series 2015-A Class A4
06/25/2058	4.250%	702,088	747,909
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	3,483,902	3,599,135

Columbia Total Return Bond Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	3,376,070	38,321
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,585,742
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	1,850,000	1,893,352
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.322%	8,496,196	7,644,109
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2011-12R Class 3A1
07/27/2036	2.861%	202,749	201,820
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,102,992	2,133,982
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	8,651,176	8,778,874
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.543%	19,857,921	20,030,330
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	506,657
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	422,080
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	2,997,731
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.622%	15,300,000	14,203,515
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.885%	1,376,515	1,353,767
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	1,548,091	1,581,326
CMO Series 2018-1 Class A3
10/25/2058	4.394%	1,751,922	1,785,942
CMO Series 2019-1 Class A3
06/25/2059	3.241%	4,911,066	5,010,575
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,359,958
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.926%	7,625,000	7,521,346
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	24,371,000	24,014,099
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.172%	5,900,000	5,858,078
GCAT LLC(a),(e)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	2,203,451	2,146,814
CMO Series 2020-1 Class A1
01/26/2060	2.981%	4,943,668	4,858,316
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	4,901,308	4,945,315
GCAT Trust(a),(e)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	2,200,691	2,232,395
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,206,897	3,228,044
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.072%	7,100,000	6,836,700
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	13,585,430	13,251,514
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	233,869	234,800
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	4,004,325	3,986,889
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	1,319,207	1,267,121
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	4,183,197	4,190,302
LVII Resecuritization Trust(a),(e)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.777%	6,427,086	6,455,211

22	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	2,761,247	2,599,313
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,802,708	5,578,486
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,321,083	2,241,947
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	4,639,814	4,903,008
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	3,504,169	3,521,914
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,506,551	5,454,540
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	3,694,401	3,736,424
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	5,277,716	5,074,606
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.722%	1,032,766	1,012,879
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.572%	116,746	116,603
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.122%	5,000,000	4,908,085
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.947%	530,105	529,508
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	4,954,851	4,608,011
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	7,165,744	7,222,773
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.166%	8,365,928	7,853,054
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.916%	7,383,796	7,135,054
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.022%	26,000,000	25,355,070
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.822%	38,450,000	36,694,738
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	4,725,002	4,751,966
CMO Series 2019-1A Class A1
01/25/2024	4.500%	13,695,333	13,762,140
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	5,000,000	4,843,470
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	4,323,876	4,300,131
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	3,580,339	3,571,291
PRPM LLC(a),(e)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	2,722,577	2,721,873
CMO Series 2020-1A Class A1
02/25/2025	2.981%	26,154,138	25,932,790
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.618%	7,700,000	6,863,784
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.922%	12,000,000	11,855,459
RCO Trust(a),(e)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	2,596,209	2,674,272
RCO V Mortgage LLC(a),(e)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	7,912,307	7,912,297
CMO Series 2019-2 Class A1
11/25/2024	3.475%	13,983,301	13,924,745

Columbia Total Return Bond Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	5,057,868	5,058,117
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,888,345	2,889,834
CMO Series 2019-3 Class A3
09/25/2059	3.044%	1,250,811	1,243,152
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,793,526
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	3,067,048	3,096,496
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	12,750,000	12,750,000
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	11,000,000	11,041,589
Toorak Mortgage Corp., Ltd.(e)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,384,982
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.172%	3,132,984	3,116,801
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,784,647	1,773,512
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	9,386,699	9,296,517
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	6,000,000	5,821,870
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(e)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	5,403,710	5,318,786
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	6,827,641	6,798,860
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	2,600,000	2,509,474
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	2,956,451	2,931,013
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	7,878,165	7,876,270
CMO Series 2020-NPL2 Class A1B
02/25/2050	3.672%	5,750,000	5,521,889
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	6,154,461	6,104,869
CMO Series 2020-NPL6 Class A1B
12/31/2049	4.949%	5,800,000	5,799,990
Verus Securitization Trust(a),(e)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	2,685,685	2,705,531
CMO Series 2019-1 Class A1
02/25/2059	3.836%	2,170,361	2,212,228
CMO Series 2019-2 Class A2
04/25/2059	3.345%	1,559,106	1,574,394
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,024,224	2,022,648
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,792,222	3,733,964
CMO Series 2020-1 Class A3
01/25/2060	2.724%	7,123,505	7,083,288
Verus Securitization Trust(a),(c),(d),(e)
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	3,999,872
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,827,627
Visio Trust(a),(e)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	4,178,106	4,314,635
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,255,945	3,199,593
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $654,209,427)			662,063,315

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.675%	120,637	118,616
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.925%	32,969	31,541
Total			150,157

24	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	160,785	158,073
Food and Beverage 0.0%
BellRing Brands LLC(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	97,500	97,744
Froneri International Ltd.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.911%	25,000	24,125
Total			121,869
Metals and Mining 0.0%
Big River Steel LLC(b),(p)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	144,488	137,263
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	58,050	56,744
Epicore Software Corp.(b),(l),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028		106,000	108,120
Informatica LLC(l),(p)
2nd Lien Term Loan
02/25/2025	7.125%	162,000	163,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	98,208	95,876
Ultimate Software Group, Inc. (The)(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.911%	72,453	71,690
Total			495,779
Total Senior Loans (Cost $1,071,144)			1,063,141

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,760,556
08/15/2048	3.000%	4,590,000	6,593,822
Total U.S. Treasury Obligations (Cost $11,354,670)			14,354,378

Options Purchased Puts 0.0%
Value ($)
(Cost $1,483,920)	484,216

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(q),(r)	139,419,521	139,419,521
Total Money Market Funds (Cost $139,397,841)		139,419,521
Total Investments in Securities (Cost: $2,815,352,265)		2,878,853,307
Other Assets & Liabilities, Net		(574,085,492)
Net Assets		2,304,767,815

At July 31, 2020, securities and/or cash totaling $35,432,613 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,790,000 EUR	11,336,350 USD	UBS	08/27/2020	—	(201,560)

Columbia Total Return Bond Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	726	09/2020	GBP	100,587,300	1,387,262	—
U.S. Treasury 2-Year Note	766	09/2020	USD	169,274,032	139,726	—
U.S. Treasury 5-Year Note	1,023	09/2020	USD	129,025,875	700,407	—
U.S. Ultra Treasury Bond	375	09/2020	USD	85,382,813	3,603,346	—
Total					5,830,741	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(609)	09/2020	EUR	(108,109,680)	—	(1,628,300)
U.S. Treasury 10-Year Note	(560)	09/2020	USD	(78,443,750)	—	(949,780)
Total					—	(2,578,080)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	183,200,000	183,200,000	1.00	12/29/2020	1,483,920	484,216

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,333,752	(4,667)	347,029	—	982,056	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	278,375	(992)	62,144	—	215,239	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	166,719	(583)	62,053	—	104,083	—
Total							1,778,846	(6,242)	471,226	—	1,301,378	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	5.815	USD	4,350,000	(712,313)	2,538	—	(1,208,929)	499,154	—
Markit CMBX North America Index, Series 12 AAA	Citi	08/17/2061	0.500	Monthly	0.470	USD	8,790,000	20,603	855	—	(546,120)	567,578	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.254	USD	9,200,000	(1,533,816)	5,367	—	(1,814,298)	285,849	—
26	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.254	USD	12,000,000	(2,000,628)	7,000	—	(1,994,118)	490	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.254	USD	5,000,000	(833,595)	2,917	—	(1,041,753)	211,075	—
Total								(5,059,749)	18,677	—	(6,605,218)	1,564,146	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	4.388	USD	160,373,400	15,819,268	—	—	15,819,268	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $1,391,678,362, which represents 60.38% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2020, the total value of these securities amounted to $22,125,360, which represents 0.96% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2020, the total value of these securities amounted to $3,083,056, which represents 0.13% of total net assets.
(k)	Represents a security purchased on a when-issued basis.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
Columbia Total Return Bond Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	153,141,394	276,487,811	(290,168,739)	(40,945)	139,419,521	17,934	68,723	139,419,521
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Columbia Total Return Bond Fund | Quarterly Report 2020